Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Leasehold improvements	Machinery and equipment	Office furbishing and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2022	$3,146,864	$4,868,015	$5,354,351	$15,518,987	$33,222	$1,948,698	$7,194,815	$38,064,952
Additions	-	13,390	26,202	39,199	74,126	1,144,766	810,559	2,108,242
Disposals	(106,385)	(107,569)	(97,835)	(214,021)	-	-	(301,877)	(827,687)
Impairment of fixed assets	-	-	-	-	-	-	(3,702,367)	(3,702,367)
Exchange differences	33,330	55,507	53,107	161,220	1,561	40,419	(46,977)	298,167
At December 31, 2023	$3,073,809	$4,829,343	$5,335,825	$15,505,385	$108,909	$3,133,883	$3,954,153	$35,941,307
Additions	-	36,276	34,260	154,597	-	19,448	-	244,581
Disposals	(988,790)	-	(2,609,458)	(306,145)	-	-	(362,163)	(4,266,556)
Transfer in (out)	-	-	-	73,293	(73,293)	-	-	-
Exchange differences	(34,997)	(18,507)	(80,975)	(63,111)	(2,153)	(12,106)	(20,085)	(231,934)
At December 31, 2024	$2,050,022	$4,847,112	$2,679,652	$15,364,019	$33,463	$3,141,225	$3,571,905	$31,687,398

Accumulated Depreciation
At December 31, 2022	$2,577,341	$4,748,031	$4,889,742	$13,493,656	$-	$1,230,247	$3,059,174	$29,998,191
Depreciation charged for the year	105,006	67,840	166,670	448,136	-	429,512	1,006,483	2,223,647
Disposals	(106,287)	(107,565)	(91,802)	(213,092)	-	-	(100,848)	(619,594)
Exchange differences	28,979	53,293	50,910	151,978	-	20,834	(10,656)	295,338
At December 31, 2023	$2,605,039	$4,761,599	$5,015,520	$13,880,678	$-	$1,680,593	$3,954,153	$31,897,582
Depreciation charged for the year	101,235	48,875	122,119	373,205	-	426,191	-	1,071,625
Disposals	(988,784)	-	(2,607,288)	(304,070)	-	-	(362,163)	(4,262,305)
Exchange differences	(31,330)	(17,940)	(80,027)	(57,234)	-	3,256	(20,085)	(203,360)
At December 31, 2024	$1,686,160	$4,792,534	$2,450,324	$13,892,579	$-	$2,110,040	$3,571,905	$28,503,542

Net book value
At December 31, 2023	$468,770	$67,744	$320,305	$1,624,707	$108,909	$1,453,290	$-	$4,043,725
At December 31, 2024	$363,862	$54,578	$229,328	$1,471,440	$33,463	$1,031,185	$-	$3,183,856